Operations Classified as Held for Sale	12 Months Ended
Dec. 31, 2020
Assets And Liabilities Classified As Held For Sale [Abstract]
Operations Classified as Held for Sale	Operations classified as held for sale
The breakdown of non-current assets and disposal groups held for sale and liabilities associated at December 31, 2020 and December 31, 2019 is as follows:

2020
Millions of euros	Non-current assets and disposal groups held for sale	Liabilities associated with non-current assets and disposal groups held for sale
Telefónica United Kingdom	13,053	3,704
Telecommunications towers divisions of Telxius	1,912	866
Telefónica de Costa Rica	420	221
Other assets	28	—
Total	15,413	4,791

2019
Millions of euros	Non-current assets and disposal groups held for sale	Liabilities associated with non-current assets and disposal groups held for sale
Telefónica Móviles El Salvador	327	136
Telefónica de Costa Rica	439	244
Other assets	52	—
Total	818	380

On May 7, 2020, Telefónica reached an agreement with Liberty Global plc to combine into a 50-50 joint venture their operating businesses in the United Kingdom (see Note 2).
The non-current assets of Telefónica United Kingdom ceased to be amortized and depreciated for accounting purposes from the date they were reclassified as non-current assets held for sale (see Note 4).
The accumulated amount of translation differences of companies whose reporting currency is the pound sterling is disclosed in Note 17.f.
On January 13, 2021, Telxius Telecom, S.A. (a company of the Telxius Group), has signed an agreement with American Tower Corporation for the sale of its telecommunications towers divisions in Europe (Spain and Germany) and in Latin America (Brazil, Peru, Chile and Argentina), for an amount of 7.7 billion euros (see Note 2).
On July 30, 2020, Telefónica reached an agreement with Liberty Latin America Ltd. for the sale of the entire share capital of Telefónica de Costa Rica TC, S.A. At the date of issue of these consolidated financial statements, the closing of the transaction is subject to the pertinent regulatory approvals (see Note 2).
At December 31, 2019 the closing of the Telefónica Móviles El Salvador sale was pending approval by the competition authority. In 2020, Telefónica and América Móvil, S.A.B de C.V. terminated the purchase agreement (see Note 2). As a consequence, Telefónica Móviles El Salvador ceased to be classified as a disposal group held for sale. This has led to the reclassification of the assets and liabilities to the corresponding captions of the consolidated statement of financial position. This change in classification has also resulted in the recognition in 2020 of the amortisation and depreciation charges corresponding to years 2019 and 2020 amounting to 32 million euros and 33 million euros, respectively, together with the corresponding impacts on taxes and non-controlling interests, arriving to a net impact on net income attributable to equity holders of the parent of 14 million euros and 20 million euros, respectively.
The breakdown of assets and liabilities of Telefónica de Costa Rica, the telecommunications towers divisions of Telxius and Telefónica United Kingdom, classified as Non-current assets and disposal groups held for sale and associated liabilities in the consolidated statement of financial position at December 31, 2020 is as follows:

2020
Millions of euros	T. Costa Rica	Telecommunications towers divisions of Telxius	T. United Kingdom
Non-current assets	355	1,885	10,950
Intangible assets	64	36	1,619
Goodwill	—	262	4,594
Property, plant and equipment	101	766	3,668
Rights of use	134	555	666
Investments accounted for by the equity method	—	—	10
Financial assets and other non-current assets	27	16	392
Deferred tax assets	29	250	1
Current assets	65	27	2,103
Inventories	5	—	141
Receivables and other current assets	50	12	1,876
Tax receivables	2	1	—
Other current financial assets	—	—	80
Cash and cash equivalents	8	14	6
Non-current liabilities	158	631	848
Non-current lease liabilities	88	412	318
Payable and other non-current liabilities	—	—	226
Deferred tax liabilities	66	7	205
Non-current provisions	4	212	99
Current liabilities	63	235	2,856
Current lease liabilities	16	158	204
Payables and other current liabilities	34	72	1,994
Tax payables	13	5	583
Current provisions	—	—	75
The breakdown of assets and liabilities of Telefónica de Costa Rica and Telefónica Móviles El Salvador, classified as Non-current assets and disposal groups held for sale and associated liabilities in the consolidated statement of financial position at December 31, 2019 was as follows:

2019
Millions of euros	T. Costa Rica	T. Móviles El Salvador
Non-current assets	352	279
Intangible assets	72	34
Goodwill	—	63
Property, plant and equipment	100	124
Rights of use	139	53
Financial assets and other non-current assets	13	3
Deferred tax assets	28	2
Current assets	87	48
Inventories	9	4
Receivables and other current assets	61	31
Tax receivables	4	2
Other current financial assets	—	2
Cash and cash equivalents	13	9
Non-current liabilities	166	69
Non-current financial liabilities	—	13
Non-current lease liabilities	104	35
Payable and other non-current liabilities	—	1
Deferred tax liabilities	58	15
Non-current provisions	4	5
Current liabilities	78	67
Current financial liabilities	—	23
Current lease liabilities	19	11
Payables and other current liabilities	47	32
Tax payables	12	1